401(k) Plan (Details Narrative) - USD ($)		12 Months Ended
	Jan. 01, 2004	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution, percentage		15.00%
Contribution expense		$ 42,000	$ 43,000
Three Percent Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	100.00%
Percentage of employee contributions matched by employer	3.00%
Two Percent Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	50.00%
Percentage of employee contributions matched by employer	2.00%